Expense Example (American Global Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Global Growth Trust
Expense Example:
Year 1	$ 122
Year 3	381
Year 5	660
Year 10	1,455
Series II, American Global Growth Trust
Expense Example:
Year 1	137
Year 3	428
Year 5	739
Year 10	1,624
Series III, American Global Growth Trust
Expense Example:
Year 1	87
Year 3	271
Year 5	471
Year 10	$ 1,049